Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 22, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Investors Heritage Capital Corp
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,152,737
Entity Public Float			$ 20,764,265
Amendment Flag	false
Entity Central Index Key	0000055362
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Fixed maturities (amortized cost: 2011 - $389,789,791; 2010- $295,589,089)	$ 421,640,668	$ 313,456,262
Equity securities (cost: 2011 - $1,099,678; 2010 - $3,877,775)	1,376,140	4,524,771
Mortgage loans on real estate	19,332,470	19,817,478
Policy loans	7,050,892	6,949,374
State-guaranteed receivables	6,468,912
Investment in derivative	752,700
Other invested assets	1,736,766	1,454,232
Short-term investments		491,041
Total investments	458,358,548	346,693,158
Cash and cash equivalents	6,534,616	2,647,798
Accrued investment income	4,978,676	3,926,591
Due premiums	3,697,869	3,772,069
Deferred acquisition costs	16,619,021	17,450,827
Value of business acquired	674,762	867,881
Leased property under capital leases	505,541	72,461
Property and equipment	1,751,706	1,582,958
Cash value of company-owned life insurance	9,899,557	9,021,432
Other assets	1,242,250	444,340
Amounts recoverable from reinsurers	47,582,367	44,109,932
Total assets	551,844,913	430,589,447
LIABILITIES
Benefit reserves	451,421,904	348,745,910
Unearned premium reserves	9,568,125	8,726,074
Policy claims	2,098,959	1,887,136
Liability for deposit-type contracts	3,007,905	2,791,261
Reserves for dividends and endowments and other	526,480	535,918
Total policy liabilities	466,623,373	362,686,299
Deferred federal income tax liability	9,325,937	6,598,944
Obligations under capital leases	496,958	57,808
Notes payable	1,781,337	2,533,955
Accrued pension liability	9,547,038	5,606,631
Other liabilities	6,406,549	1,933,347
Total liabilities	494,181,192	379,416,984
STOCKHOLDERS' EQUITY
Common stock (shares issued: 2011-1,152,737; 2010-1,151,817)	1,152,737	1,151,817
Paid-in surplus	8,832,222	8,801,514
Accumulated other comprehensive income	13,605,484	7,482,092
Retained earnings	34,073,278	33,737,040
Total stockholders' equity	57,663,721	51,172,463
Total liabilities and stockholders' equity	$ 551,844,913	$ 430,589,447

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued	1,152,737	1,151,817
Debt Securities [Member]
Cost (in Dollars)	389,789,791	295,589,089
Equity Securities [Member]
Cost (in Dollars)	1,099,678	3,877,775

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Premiums and other considerations	$ 59,877,767	$ 43,368,730
Premiums ceded	(15,855,869)	(8,672,353)
Net premiums earned	44,021,898	34,696,377
Investment income, net of expenses	18,206,256	17,117,549
Net realized gains (losses) on investments:
Total other-than-temporary impairment losses		(225,632)
Other net realized investment gains	559,001	2,377,901
Total net realized gains on investments	559,001	2,152,269
Consideration on reinsurance assumed	93,942,509	3,810,018
Other income	1,714,352	2,372,454
Total revenue	158,444,016	60,148,667
BENEFITS AND EXPENSES
Death and other benefits	37,768,774	31,959,864
Guaranteed annual endowments	463,817	481,551
Dividends to policyholders	438,787	458,280
Increase in benefit reserves and unearned premiums	103,679,054	9,698,671
Acquisition costs deferred	(6,267,513)	(4,616,065)
Amortization of deferred acquisition costs	6,874,879	5,644,889
Commissions	3,130,715	2,452,991
Other general and administrative expenses	11,872,254	10,552,021
Total benefits and expenses	157,960,767	56,632,202
INCOME BEFORE FEDERAL INCOME TAXES	483,249	3,516,465
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
Current	318,687	132,729
Deferred	(387,567)	944,319
Total federal income taxes	(68,880)	1,077,048
NET INCOME	$ 552,129	$ 2,439,417
BASIC AND DILUTED NET EARNINGS PER SHARE (in Dollars per share)	$ 0.48	$ 2.13

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 1,141,767	$ 8,716,135	$ 4,495,103	$ 31,321,874	$ 45,674,879
Comprehensive income:
Net income				2,439,417	2,439,417
Change in net unrealized appreciation on available-for-sale securities			3,908,180		3,908,180
Change in unrealized pension benefits			(923,549)		(923,549)
Change in fair value of hedging instrument			2,358		2,358
Total comprehensive income					5,426,406
Cash dividends				(149,364)	(149,364)
Issuances of common stock, net	10,050	85,379		125,113	220,542
Balance at Dec. 31, 2010	1,151,817	8,801,514	7,482,092	33,737,040	51,172,463
Comprehensive income:
Net income				552,129	552,129
Change in net unrealized appreciation on available-for-sale securities			8,862,905		8,862,905
Change in unrealized pension benefits			(2,739,513)		(2,739,513)
Total comprehensive income					6,675,521
Cash dividends				(207,327)	(207,327)
Issuances of common stock, net	920	30,708		(8,564)	23,064
Balance at Dec. 31, 2011	$ 1,152,737	$ 8,832,222	$ 13,605,484	$ 34,073,278	$ 57,663,721

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 552,129	$ 2,439,417
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gains on investments	(559,001)	(2,152,269)
Provision (benefit) for deferred federal income taxes	(387,567)	944,319
Amortization of deferred acquisition costs	6,874,879	5,644,889
Acquisition costs deferred	(6,267,513)	(4,616,065)
Net adjustment for premium and discount on investments	549,625	407,998
Depreciation and other amortization	488,727	416,966
Change in value of derivative investment	(107,700)
Changes in operating assets and liabilities:
Accrued investment income	(1,052,085)	86,811
Due premiums	74,200	(158,791)
Value of business acquired		(921,356)
Cash value of company-owned life insurance	(878,125)	(349,599)
Amounts recoverable from reinsurers	(3,472,435)	3,411,087
Benefit reserves	107,194,649	6,382,573
Policy claims	211,823	304,452
Liability for deposit-type contracts	216,644	48,275
Reserves for dividends and endowments and other	(9,438)	110,499
Other assets and other liabilities	3,904,070	(247,984)
NET CASH PROVIDED BY OPERATING ACTIVITIES	107,332,882	11,751,222
INVESTING ACTIVITIES
Purchases of available-for-sale securities	(129,959,966)	(61,350,435)
Sales of available-for-sale securities	5,328,369	26,555,272
Maturities of available-for-sale securities	33,132,620	24,009,472
Acquisitions of mortgage loans on real estate	(3,227,500)	(3,312,630)
Payments on mortgage loans on real estate	3,705,607	4,179,592
Purchases of state-guaranteed receivables	(6,463,522)
Payments on state-guaranteed receivables	87,260
Purchase of derivative investment	(645,000)
Acquisitions of short-term investments	(24,028,034)	(491,041)
Sales and maturities of short-term investments	24,519,075
Net acquisitions of other investments	(384,052)	(453,584)
Net additions to property and equipment	(897,436)	(115,440)
NET CASH USED IN INVESTING ACTIVITIES	(98,832,579)	(10,978,794)
FINANCING ACTIVITIES
Receipts from universal life policies credited to policyholder account balances	5,508,652	5,965,415
Return of policyholder account balances on universal life policies	(9,185,256)	(9,355,376)
Payments on notes payable	(4,486,270)	(3,339,862)
Proceeds from notes payable	3,733,652	2,803,233
Issuances of common stock, net	23,064	220,542
Dividends	(207,327)	(149,364)
NET CASH USED IN FINANCING ACTIVITIES	(4,613,485)	(3,855,412)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,886,818	(3,082,984)
Cash and cash equivalents at beginning of year	2,647,798	5,730,782
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 6,534,616	$ 2,647,798

Note 1 - Nature of Operations and Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE A - Nature of Operations and Accounting Policies

Investors Heritage Capital Corporation is the holding company of Investors Heritage Life Insurance Company; Investors Heritage Printing, Inc., a printing company; Investors Heritage Financial Services Group, Inc., an insurance marketing company; is the sole member of At Need Funding, LLC, a limited liability company that provides advance funding of funerals in exchange for the irrevocable assignment of life insurance policies from other nonaffiliated companies; and is the sole member of Heritage Funding, LLC, a limited liability company that invests in various business ventures.  These entities are collectively hereinafter referred to as the "Company".  Approximately 99% of Investors Heritage Capital’s consolidated revenue is generated by Investors Heritage Life.

The Company's operations involve the sale and administration of various insurance and annuity products, including, but not limited to, participating and non-participating whole life, limited pay life, universal life, annuity contracts, credit life, credit accident and health and group insurance policies.  The principal markets for the Company's products are in Kentucky, North Carolina, Georgia, Indiana, Michigan, Ohio, Pennsylvania, South Carolina, Tennessee and Virginia.

Basis of Presentation:  The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation:  The Consolidated Financial Statements include the accounts of the wholly-owned subsidiaries of Investors Heritage Capital, which are Investors Heritage Life and its subsidiary, Investors Underwriters, Inc., Investors Heritage Printing, Investors Heritage Financial, At Need Funding and Heritage Funding.  Intercompany transactions are eliminated in the Company's Consolidated Financial Statements.

Use of Estimates:  The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes.  Actual results could differ from those estimates.

Reclassifications:  Certain reclassifications have been made in the prior year Consolidated Financial Statements to conform to current year presentation. These reclassifications had no impact on previously reported net income or stockholders’ equity.

Investments:  The Company classifies all fixed maturities and equity securities as available-for-sale.  Securities classified as available-for-sale are carried at fair value with unrealized appreciation (depreciation) relating to temporary market value changes recorded as an adjustment to other comprehensive income (loss), net of deferred acquisition costs and federal income taxes.

Premiums and discounts on fixed maturity investments are amortized into income using the interest method.  Anticipated prepayments on mortgage-backed securities are considered in the determination of the effective yield on such securities.  If a difference arises between anticipated prepayments and actual prepayments, the carrying amounts of the investments are adjusted with a corresponding charge or credit to interest income.

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate, as discussed in further detail in Note B to the Consolidated Financial Statements.

If an other-than-temporary impairment occurs with respect to a bond, the reduced book value is amortized back to the security’s expected recovery value over the remaining term of the bond.  The Company continues to review the security for further impairment that would prompt another write-down in the value.

Mortgage loans and policy loans are carried primarily at aggregate principal balance.

State-guaranteed receivables represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. The state-guaranteed receivables are carried at their amortized cost basis.

Investment in derivative represents the derivative portion of the Company’s investment in a market-indexed note.  The derivative portion of this investment is bifurcated and carried at fair value, with changes in the fair value of the derivative included within investment income in the consolidated statements of income.

Other invested assets include real estate investments and notes receivable.  Real estate investments are carried at cost less accumulated depreciation.  Notes receivable are carried at their aggregate principal balance.

Short-term investments represent securities with maturity dates within one year but exceeding three months.  These securities are carried at amortized cost, which approximates fair value.

Cash equivalents include money market funds on deposit at various financial institutions with contractual maturity dates within three months at the time of purchase.

Deferred Acquisition Costs:  Commissions and other acquisition costs, which vary with and are primarily related to the production of new business, are deferred and amortized over the life of the related policies (refer to Revenues and Expenses discussed later regarding amortization methods).  Recoverability of deferred acquisition costs is evaluated periodically by comparing the current estimate of the present value of expected pretax future profits to the unamortized asset balance.  If this current estimate is less than the existing balance, the difference is charged to expense.

Deferred acquisition costs related to annuities and universal life insurance products are deferred to the extent deemed recoverable and amortized in relation to the present value of actual and expected gross profits on the policies. To the extent that realized gains and losses on fixed income securities result in adjustments to deferred acquisition costs related to annuities, such adjustments are reflected as a component of the amortization of deferred acquisition costs.

Deferred acquisition costs related to annuities are also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in the change in net unrealized appreciation (depreciation) on available-for-sale securities, a component of "Accumulated Other Comprehensive Income (Loss)" in the stockholders' equity section of the balance sheet.

Value of Business Acquired:  Value of business acquired represents the estimated value assigned to the insurance in force of the assumed policy obligations at the date of acquisition of a block of policies. Refer to Note L for details on recent acquisitions and their associated value of business acquired. Amortization of value of business acquired recognized in 2011 totaled $193,119. Amortization recognized in 2010 totaled $66,443. Accumulated amortization was $246,594 and $191,810 at December 31, 2011 and 2010, respectively.  Estimated annual amortization will be approximately $161,000, $128,000, $85,000, $76,000, and $70,000 in 2012 through 2016, respectively.

Property and Equipment:  Property and equipment is carried at cost less accumulated depreciation, using principally the straight-line method.  Accumulated depreciation on property and equipment was $4,004,116 and $3,839,748 at December 31, 2011 and 2010, respectively.

Capital Leases: During 2011, the Company entered into four new capital leases. Total lease payments for 2011 and 2010 relating to previously existing capital leases were $54,693 and $168,024, respectively. Future minimum lease payments for 2012 through 2016 are $241,092; $217,225; $84,583; $9,112; and $3,653, respectively. The present value of net minimum lease payments at December 31, 2011 was $496,958, which is equal to the total future minimum lease payments of $555,665 less imputed interest of $58,707. Accumulated amortization on the leased property was $394,166 and $364,021 at December 31, 2011 and 2010, respectively.

Cash Value of Company-Owned Life Insurance:  The Company holds life insurance policies on key members of the organization.  These policies are reported at the current cash surrender values of the policies.

Benefit Reserves and Policyholder Deposits:  Reserves on traditional life and accident and health insurance products are calculated using the net level premium method based upon estimated future investment yields, mortality, withdrawals and other assumptions, including dividends on participating policies.  The assumptions used for prior year issues are locked in. Current year issues are reserved using updated assumptions determined by reviewing the Company's past experience and include a provision for possible unfavorable deviation.

Benefit reserves and policyholder deposits on universal life and investment-type products are determined by using the retrospective deposit method and represent the policy account value before consideration of surrender charges.  In addition, unearned revenues are included as a part of the benefit reserve.

The mortality assumptions for regular ordinary business are based on the 1955-60 Basic Table, Select and Ultimate, for plans issued prior to 1982; the 1965-70 Basic Table, Select and Ultimate, for plans issued in 1982 through 1984; the 1975-80 Basic Table, Select and Ultimate, for plans issued after 1984; the 2001 Valuation Basic Table, Select and Ultimate, for plans issued after 2008; and on the Company's experience for final expense and preneed plans.

Reinsurance:  The Company assumes and cedes reinsurance under various agreements providing greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and providing additional capacity for growth.  Amounts recoverable from reinsurers are estimated in a manner consistent with the related liabilities associated with the reinsured policies.  At December 31, 2011 and 2010, amounts recoverable from reinsurers were $47,582,367 and $44,109,932, respectively.  These amounts included reserves ceded to reinsurers of $46,766,298 and $43,269,728 at December 31, 2011 and 2010, respectively.

Unearned Premium Reserves:  Credit life unearned premium reserves are calculated for level and reducing coverage certificates using the monthly pro rata and Rule of 78's methods, respectively.  Credit accident and health unearned premium reserves are determined based upon the Rule of 78's.

Policy Claims:  Policy claims are based on reported claims plus estimated incurred but not reported claims developed from trends of historical data applied to current exposure.

Liability for Deposit-Type Contracts:  Liability for deposit-type contracts consists of supplemental contracts without life contingencies, premium deposit funds and dividends and endowments left on deposit at interest.

Participating Policies:  Participating business approximates 18% and 8% of ordinary life insurance in force at December 31, 2011 and 2010, respectively. Participating dividends are accrued as declared by the Board of Directors of Investors Heritage Life.  The liability for future policy benefits for participating policies was determined based on the Net Level Premium Reserve Method, 3% interest, and the 1941 CSO Mortality and 1958 CSO Mortality tables.  All guaranteed benefits were considered in calculating these reserves.  Deferred acquisition costs are amortized in proportion to expected gross profits.

The increase in participating business during 2011 is due to the acquisition of the Memorial Service block of business (as discussed further in Note L), which included a significant amount of participating business. While these policies are participating, no future dividends are anticipated on this block of policies.

The average assumed investment yields used in determining expected gross profits ranged from 3.56% to 9.17% (for the current and all future years, an assumed investment yield of 5% was utilized).

Federal Income Taxes:  The Company utilizes the liability method to account for income taxes.  Under such method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates.

Revenues and Expenses:  Revenues on traditional life and accident and health insurance products consist of direct and assumed premiums reported as earned when due.  Liabilities for future policy benefits, including unearned premium reserves on accident and health policies and unreleased profits on limited-pay life policies, are provided and acquisition costs are amortized by associating benefits and expenses with earned premiums to recognize related profits over the life of the contracts.  Acquisition costs are amortized over the premium paying period using the net level premium method.  Traditional life insurance products are treated as long duration contracts since they are ordinary whole life insurance products, which generally remain in force for the lifetime of the insured.  The accident and health insurance products are treated as long duration contracts because they are non-cancelable.

Revenues for universal life and investment-type products consist of investment income and policy charges for the cost of insurance and policy initiation and administrative fees.  Expenses include interest credited to policy account balances, actual administrative expenses and benefit payments in excess of policy account balances.

Other income consists principally of servicing and administration fees relative to credit insurance administered for our reinsurers.  Third party administrative fees are also included within other income.

Common Stock and Earnings per Share:  The par value per share is $1.00 with 4,000,000 shares authorized. Earnings per share of common stock were computed based on the weighted average number of common shares outstanding during each year.  The weighted average number of shares outstanding during 2011 and 2010 were 1,152,335 and 1,147,910 shares, respectively.  The Company paid cash dividends per share of $0.18 and $0.13 in 2011 and 2010, respectively.

Accumulated Other Comprehensive Income (Loss): Financial Accounting Standards Board (“FASB”) guidance requires that unrealized gains or losses on available-for-sale securities be included as a component of other comprehensive income. The reclassification amounts for the years ended December 31, 2011 and 2010 are summarized as follows:

	2011	2010

Net unrealized gain arising during period	$9,421,906	$6,060,449
Reclassification adjustment for net gains included in net income	(559,001)	(2,152,269)
Net unrealized gain on available-for-sale securities	$8,862,905	$3,908,180

Subsequent Events: Management has evaluated all events subsequent to December 31, 2011 through the date that these Consolidated Financial Statements were available to be issued.

New Accounting Standards: In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third parties or employees as well as the portion of employee compensation and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption as of the beginning of a fiscal year is permitted. The guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. We plan to adopt this guidance effective January 1, 2012. We do not expect to experience a significant impact as a result of this new guidance.

In May 2011, the FASB issued new guidance concerning fair value measurements and disclosure. The new guidance is the result of joint efforts by the FASB and the International Accounting Standards Board to develop a single, converged fair value framework on how to measure fair value and the necessary disclosures concerning fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011 and no early adoption is permitted. We do not expect to experience a significant impact as a result of this new guidance.

In June 2011, the FASB issued updated guidance to increase the prominence of items reported in other comprehensive income by eliminating the option of presenting components of comprehensive income as part of the statement of changes in stockholders’ equity. The updated guidance requires that all non-owner changes in stockholders’ equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued additional guidance to indefinitely defer the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. The updated guidance is to be applied retrospectively and is effective for the quarter ending March 31, 2012. Early adoption is permitted.  We plan to adopt this guidance for the first quarter of 2012. The updated guidance will result in a change in the presentation of our Consolidated Financial Statements but will not have any impact on our results of operations, financial position or liquidity. We have not yet determined what method of presentation will be used in complying with this guidance.

Note 2 - Investments	12 Months Ended
Dec. 31, 2011
Investments Disclosure [Text Block]

NOTE B - Investments

The Company limits credit risk by investing primarily in investment grade securities and by diversifying its investment portfolio among government and corporate bonds and mortgage loans. The Company manages its fixed income portfolio to diversify between and within industry sectors. Investments in available-for-sale securities at December 31 are summarized as follows:

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
U.S. government obligations	$52,208,593	$4,134,415	$-	$56,343,008
States and political subdivisions	47,104,054	6,067,945	-	53,171,999
Corporate	208,379,560	15,791,790	603,218	223,568,132
Foreign	26,931,549	2,531,890	447,179	29,016,260
Asset-backed securities	5,041,278	438,652	735	5,479,195
Mortgage-backed securities (MBS):
Commercial MBS	7,893,233	414,233	-	8,307,466
Residential MBS	42,231,524	3,523,084	-	45,754,608
Total fixed maturity securities	$389,789,791	$32,902,009	$1,051,132	$421,640,668
Equity securities:
U.S. agencies	552,800	-	-	552,800
Mutual funds	318,283	52,253	-	370,536
Nonredeemable corporate preferred	-	-	-	-
Corporate common stock	228,595	234,535	10,326	452,804
Total equity securities	1,099,678	286,788	10,326	1,376,140
Total	$390,889,469	$33,188,797	$1,061,458	$423,016,808

2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
U.S. government obligations	$36,241,751	$2,039,206	$459	$38,280,498
States and political subdivisions	46,017,006	1,586,463	560,751	47,042,718
Corporate	141,595,890	9,591,286	513,357	150,673,819
Foreign	20,326,137	2,331,581	128,818	22,528,900
Asset-backed securities	5,719,748	477,989	1,533	6,196,204
Mortgage-backed securities (MBS):
Commercial MBS	8,061,043	363,836	-	8,424,879
Residential MBS	37,627,514	2,731,312	49,582	40,309,244
Total fixed maturity securities	$295,589,089	$19,121,673	$1,254,500	$313,456,262
Equity securities:
U.S. agencies	552,800	-	-	552,800
Mutual funds	2,106,380	472,991	8,146	2,571,225
Nonredeemable corporate preferred	990,000	-	42,810	947,190
Corporate common stock	228,595	226,533	1,572	453,556
Total equity securities	3,877,775	699,524	52,528	4,524,771
Total	$299,466,864	$19,821,197	$1,307,028	$317,981,033

The following table summarizes, for all securities in an unrealized loss position at December 31, 2011 and 2010, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2011			December 31, 2010
	Estimated Fair Value	Gross Unrealized Loss	Number of Securities	Estimated Fair Value	Gross Unrealized Loss	Number of Securities
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$-	$-	-	$155,391	$459	2
States and political subdivisions	-	-	-	15,633,403	560,751	21
Corporate	20,516,939	603,218	20	14,585,855	438,252	11
Foreign	1,875,940	122,315	1	-	-	-
Asset-backed securities	58,892	735	1	446,468	1,533	2
Residential MBS	-	-	-	2,784,372	49,582	2
Greater than 12 months:
Corporate	-	-	-	1,926,720	75,105	2
Foreign	653,350	324,864	1	846,630	128,818	1
Total fixed maturities	23,105,121	1,051,132	23	36,378,839	1,254,500	41

Equities:
Less than 12 months:
Mutual funds	-	-	-	310,138	8,146	1
Nonredeemable corporate preferred	-	-	-	947,190	42,810	1
Corporate common stock	100,804	10,326	1	109,556	1,572	1
Total equities	100,804	10,326	1	1,366,884	52,528	3

Total	$23,205,925	$1,061,458	24	$37,745,723	$1,307,028	44

As of December 31, 2011, except for one fixed maturity security with a fair value to cost ratio of 67%, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 89% and the equity securities noted above had a fair value to cost ratio of over 90%.  As of December 31, 2010, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 86% and the equity securities noted above had a fair value to cost ratio of over 95%.

The Company’s decision to record an impairment loss is primarily based on whether the security’s fair value is likely to remain significantly below its book value in light of all the factors considered. Factors that are considered include the length of time the security’s fair value has been below its carrying amount, the severity of the decline in value, the credit worthiness of the issuer, and the coupon and/or dividend payment history of the issuer.  The Company also assesses whether it intends to sell or whether it is more likely than not that it may be required to sell the security prior to its recovery in value.  For any fixed maturity securities that are other-than-temporarily impaired, the Company determines the portion of the other-than-temporary impairment that is credit-related and the portion that is related to other factors. The credit-related portion is the difference between the expected future cash flows and the amortized cost basis of the fixed maturity security, and that difference is charged to earnings. The non-credit-related portion representing the remaining difference to fair value is recognized in other comprehensive income (loss). Only in the case of a credit-related impairment where management has the intent to sell the security, or it is more likely than not that it will be required to sell the security before recovery of its cost basis, is a fixed maturity security adjusted to fair value and the resulting losses recognized in realized gains/losses in the consolidated statements of income.  Any other-than-temporary impairments on equity securities are recorded in the consolidated statements of income in the periods incurred as the difference between fair value and cost.

Based on our review, the Company recognized no other-than-temporary impairments during the year ended December 31, 2011.  During the third quarter of 2010, the Company recognized an other-than-temporary impairment for its Farmers Capital Bank Corporation common stock holding due to the severity and length of the decline in market value.  This impairment generated a total pre-tax impairment charge of $225,632.  The Company expects to continue to hold this stock; however, no information could be documented to support the recovery in value of the stock in the near term.  The Company experienced no other-than-temporary impairments beyond the Farmers Capital Bank impairment during the year ended December 31, 2010.

During the fourth quarter of 2011, the Company liquidated its equity positions in three Fifth Third mutual funds, including two for which the Company had previously recognized other-than-temporary impairment losses during 2008. These sales generated a pre-tax gain of $495,272. During the second quarter of 2010, the Company sold its $4,000,000 par value Lehman Holdings bonds that were previously impaired in 2008.  This sale generated a pre-tax gain of $171,105.

Management believes that the Company will fully recover its cost basis in the securities held at December 31, 2011, and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities until they recover or mature.  The remaining temporary impairments shown herein are primarily the result of the current interest rate environment rather than credit factors that would imply other-than-temporary impairment.

Net unrealized gains for investments classified as available-for-sale are presented below, net of the effect on deferred income taxes and deferred acquisition costs assuming that the appreciation had been realized.

	December 31
	2011	2010

Net unrealized appreciation on available-for sale securities	$32,127,339	$18,514,169
Adjustment to deferred acquisition costs	(987,662)	(763,222)
Deferred income taxes	(10,805,092)	(6,279,267)
Net unrealized appreciation on available-for sale securities	$20,334,585	$11,471,680

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity, are presented below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$12,531,220	$12,820,929
Due after one year through five years	77,332,708	82,272,189
Due after five years through ten years	161,404,821	174,354,003
Due after ten years	88,396,285	98,131,473
Due at multiple maturity dates	50,124,757	54,062,074
Total	$389,789,791	$421,640,668

Proceeds during 2011 and 2010 from sales and maturities of investments in available-for-sale securities were $38,460,989 and $50,564,744, respectively.  Gross gains of $567,280 and $2,394,178 and gross losses of $8,279 and $16,277 were realized on those sales during 2011 and 2010, respectively.

Presented below is investment information, including the accumulated and annual change in net unrealized investment gains or losses.  Additionally, the table shows the annual change in net unrealized investment gains (losses) and the amount of realized investment gains (losses) on debt and equity securities for the years ended December 31, 2011 and 2010.

	2011	2010
Change in unrealized investment gains (losses):
Available-for-sale:
Fixed maturities	$13,983,704	$5,489,162
Equity securities	(370,534)	487,297
Realized investment gains (losses):
Available-for-sale:
Fixed maturities	$53,730	$2,355,797
Equity securities	505,271	(203,528)

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations.  At December 31, 2011 and 2010, these required deposits had a total amortized cost of $22,821,430 and $22,674,345, respectively.

Approximately 99.9% of the Company’s mortgage loans involve commercial properties. Mortgage loans are generally issued at loan to value ratios not exceeding 80 percent and are generally secured by personal guarantees. All loans are secured by a first mortgage on the property.  Although approximately 75.6% of the loans outstanding at December 31, 2011 were located in four states (Kentucky, Florida, Texas, and Georgia), the Company believes the risk of loss due to concentrations is low as a result of the remaining loans being dispersed across the southeastern United States, our stringent underwriting requirements, maintaining small average loan balances, and consistent positive performance of the portfolio as a whole.  This is evidenced by the fact that as of December 31, 2011 and 2010, there were no non-performing loans, loans on nonaccrual status, loans 90 days past due or more, loans in process of foreclosure, or restructured loans.

At December 31, 2011, the Company held various real estate investments for the production of income totaling $670,317, net of accumulated depreciation of $467,485. At December 31, 2010, the Company’s real estate investments totaled $682,996, net of accumulated depreciation of $434,196. We had one mortgage loan default during 2010, and we accepted a deed to the real estate in lieu of foreclosure. The property is an office condominium and is located in the Jacksonville, Florida area. The outstanding balance on the loan together with accrued interest and legal expenses was $405,114. The property appraised in December 2010 at a fair market value of $450,000. The Company experienced no mortgage loan defaults during 2011.

During the third quarter of 2011, the Company began purchasing investments in state-guaranteed receivables. These investments represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. At December 31, 2011, the amortized cost and estimated fair value of state-guaranteed receivables, by contractual maturity, are summarized as follows:

	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$469,961	$474,709
Due after one year through five years	1,806,536	1,939,823
Due after five years through ten years	2,004,344	2,429,037
Due after ten years	2,188,071	3,080,784
Total	$6,468,912	$7,924,353

The outstanding balance of state-guaranteed receivables, by state, as of December 31, 2011 is summarized as follows:

Amortized
Cost
New York	$4,247,490
Massachusetts	1,611,607
California	209,073
Texas	185,021
Ohio	109,304
Pennsylvania	106,417
Total	$6,468,912

During the third quarter of 2011, the Company purchased a $3,000,000 position in a Morgan Stanley market-indexed note. The note pays 1% interest annually and matures in six years. At maturity, the Company participates at 110% of any increase in the Dow Jones Industrial Average since the purchase date, but is guaranteed against market-related downside risk. Accordingly, a portion of the investment is classified as a derivative and bifurcated for reporting purposes. The derivative portion, having a cost basis of $645,000 calculated at 21.5% of the total value of the purchase price of the note, is reported as an investment in derivative on the balance sheet. The remaining non-derivative portion of the note is reported within fixed maturities on the balance sheet. This derivative is marked-to-market through the income statement, with the change in value reported as a component of investment income on the income statement. As of December 31, 2011, the derivative investment is valued at $752,700 with a corresponding gain recognized on the mark-to-market adjustment of $107,700.

Major categories of net investment income are summarized as follows:

	2011	2010
Fixed maturities	$16,890,435	$15,755,605
Equity securities	141,660	184,563
Mortgage loans on real estate	1,317,523	1,494,469
Policy loans	489,876	479,367
State-guaranteed receivables	92,652	-
Gain on investment in derivative	107,700	-
Other	169,925	108,145
	$19,209,771	$18,022,149
Investment expenses	1,003,515	904,600
	$18,206,256	$17,117,549

Note 3 - Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE C - Fair Values of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  We also consider the impact on fair value of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity.

The Company holds fixed maturities and equity securities that are measured and reported at fair market value on the balance sheet.  The Company determines the fair market values of its financial instruments based on the fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value, as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities include fixed maturities and equity securities that are traded in an active exchange market, as well as certain U.S. Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s Level 2 assets and liabilities include fixed maturities with quoted prices that are traded less frequently than exchange-traded instruments or assets and liabilities whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes U.S. Government and agency mortgage-backed fixed maturities and corporate fixed maturities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company’s Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private equity investments and corporate and asset-backed securities where independent pricing inputs were not able to be obtained for a significant portion of the securities.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level fair value hierarchy.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.  A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the valuation inputs, or their ability to be observed, may result in a reclassification for certain financial assets or liabilities. Reclassifications impacting Level 3 of the fair value hierarchy are reported as transfers in/out of the Level 3 category as of the beginning of the period in which the reclassifications occur.

The following table presents the Company’s fair value hierarchy for those financial instruments measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Fixed maturities:
U.S. government obligations	$-	$56,343,008	$-	$56,343,008
States and political subdivisions	-	53,171,999	-	53,171,999
Corporate	-	221,435,053	2,133,079	223,568,132
Foreign	-	29,016,260	-	29,016,260
Asset-backed securities	-	5,479,195	-	5,479,195
Mortgage-backed securities:
Commercial MBS	-	8,307,466	-	8,307,466
Residential MBS	-	45,754,608	-	45,754,608
Total fixed maturities	$-	$419,507,589	$2,133,079	$421,640,668

Equity securities:
U.S. agencies	$552,800	$-	$-	$552,800
Mutual funds	370,536	-	-	370,536
Corporate common stock	100,804	-	352,000	452,804
Total equity securities	$1,024,140	$-	$352,000	$1,376,140

Investment in derivative	$-	$-	$752,700	$752,700

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Fixed maturities:
U.S. government obligations	$-	$38,280,498	$-	$38,280,498
States and political subdivisions	-	47,042,718	-	47,042,718
Corporate	-	150,673,819	-	150,673,819
Foreign	-	22,528,900	-	22,528,900
Asset-backed securities	-	5,808,341	387,863	6,196,204
Mortgage-backed securities:
Commercial MBS	-	8,424,879	-	8,424,879
Residential MBS	-	40,309,244	-	40,309,244
Total fixed maturities	$-	$313,068,399	$387,863	$313,456,262

Equity securities:
U.S. agencies	$552,800	$-	$-	$552,800
Mutual funds	2,571,225	-	-	2,571,225
Nonredeemable corporate preferred	-	947,190	-	947,190
Corporate common stock	109,556	-	344,000	453,556
Total equity securities	$3,233,581	$947,190	$344,000	$4,524,771

At December 31, 2011, Level 3 financial instruments consisted of three corporate fixed maturities and one common stock, where trading has been limited.  At December 31, 2010, Level 3 financial instruments consisted of one asset-backed security and one common stock, where trading has been limited.  The fair values for these securities were primarily determined through the use of non-binding broker quotes and internal models using unobservable assumptions about market participants. At December 31, 2011, the Company also held an investment in a derivative relative to the bifurcated equity-indexed portion of a market-indexed note. The value of the derivative portion of this investment was derived from an option pricing model derived utilizing the Dow Jones Industrial Average as of year end compared to the strike price in the note, along with various other market assumptions including those regarding volatility and dividend yields.

The following table provides a summary of changes in fair value of our Level 3 financial instruments for the years ended December 31, 2011 and 2010.

	Year Ended December 31, 2011
	U.S.		Asset-	Corporate	Investment
	Government		Backed	Common	in
	Obligations	Corporate	Securities	Stock	Derivative	Total
Beginning balance	$-	$-	$387,863	$344,000	$-	$731,863
Transfers into Level 3	-	1,701,785	-	-	-	1,701,785
Transfers out of Level 3	-	-	(387,863)	-	-	(387,863)
Purchases	-	400,000	-	-	645,000	1,045,000
Sales	-	(74,051)	-	-	-	(74,051)
Total gains or losses:						-
Included in earnings	-	-	-	-	107,700	107,700
Included in other comprehensive income	-	105,345	-	8,000	-	113,345
Ending balance	$-	$2,133,079	$-	$352,000	$752,700	$3,237,779

	Year Ended December 31, 2010
	U.S.		Asset-	Corporate	Investment
	Government		Backed	Common	in
	Obligations	Corporate	Securities	Stock	Derivative	Total
Beginning balance	$775,000	$4,573,606	$436,855	$342,400	$-	$6,127,861
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(775,000)	(4,558,956)	-	-	-	(5,333,956)
Net purchases (sales)	-	(20,400)	(154,059)	-	-	(174,459)
Total gains or losses:						-
Included in earnings	-	9,056	-	-	-	9,056
Included in other comprehensive income	-	(3,306)	105,067	1,600	-	103,361
Ending balance	$-	$-	$387,863	$344,000	$-	$731,863

Transfers out of Level 3 into other levels were due to recently occurring trades of similar assets, which allowed for observable inputs to be considered in pricing such securities.  The unrealized gains (losses) on Level 3 investments, other than the investment in derivative, are recorded as a component of accumulated other comprehensive income (loss), net of tax, in accordance with required accounting for our available-for-sale portfolio. The unrealized gains (losses) on the investment in derivative are reported in earnings as a component of investment income.

The Company experienced no significant transfers between Level 1 and Level 2 financial instruments during the year ended December 31, 2011.

The following disclosure contains the estimated fair values of financial instruments, as of December 31, 2011 and 2010.  The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies.  However, considerable judgment was required to interpret market data to develop these estimates.  Accordingly, the estimates are not necessarily indicative of the amounts which could be realized in a current market exchange.  The use of different market assumptions or estimation methodologies may have a material effect on the fair value amounts.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Fixed maturities	$421,640,668	$421,640,668	$313,456,262	$313,456,262
Equity securities	1,376,140	1,376,140	4,524,771	4,524,771
Mortgage loans on real estate:
Commercial	19,311,670	20,050,148	19,792,428	20,524,312
Residential	20,800	23,593	25,050	26,498
Policy loans	7,050,892	7,050,892	6,949,374	6,949,374
State-guaranteed receivables	6,468,912	7,924,353	-	-
Investment in derivative	752,700	752,700	-	-
Other invested assets	1,736,766	1,736,766	1,454,232	1,454,232
Short-term investments	-	-	491,041	491,041
Cash and cash equivalents	6,534,616	6,534,616	2,647,798	2,647,798
Accrued investment income	4,978,676	4,978,676	3,926,591	3,926,591
Cash value of company-owned life insurance	9,899,557	9,899,557	9,021,432	9,021,432

Liabilities:
Policyholder deposits (Investment-type contracts)	$54,545,769	$57,795,323	$54,276,322	$52,169,944
Policy claims	2,098,959	2,098,959	1,887,136	1,887,136
Obligations under capital leases	496,958	496,958	57,808	57,808
Notes payable	1,781,337	1,782,661	2,533,955	2,489,222

The following methods and assumptions were used in estimating the “fair value” disclosures for financial instruments in the accompanying Consolidated Financial Statements and Notes thereto:

Fixed maturities and equity securities: The fair values for fixed maturities and equity securities (including redeemable preferred stocks) are based on the principles previously discussed.

Mortgage loans on real estate: The fair values for mortgage loans are estimated using discounted cash flow analyses, using the actual spot rate yield curve in effect at December 31.

State-guaranteed receivables: The fair values for state-guaranteed receivables are estimated using discounted cash flow analyses, using the average Citigroup Pension Liability Index in effect at the end of each period.

Investment in derivative:  The fair value of the investment in derivative was derived from an option pricing model utilizing the principles previously discussed.

Cash and cash equivalents, short-term investments, policy loans, accrued investment income and other invested assets:  The carrying amounts reported for these financial instruments approximate their fair values.

Cash value of company-owned life insurance:  The carrying values and fair values for these policies are based on the current cash surrender values of the policies.

Investment-type contracts:  The fair value for liabilities under investment-type insurance contracts (accumulation annuities) is calculated using a discounted cash flow approach.  Cash flows are projected using actuarial assumptions and discounted to the valuation date using risk-free rates adjusted for credit risk and the nonperformance risk of the liabilities.

The fair values for insurance contracts other than investment-type contracts are not required to be disclosed.

Policy claims and obligations under capital leases:  The carrying amounts reported for these liabilities approximate their fair value.

Notes payable:  The fair values for notes payable on commercial loans with fixed interest rates are estimated using discounted cash flow analyses, assuming current interest rate assumptions for similar borrowings based on information gathered from market loan brokers.  The fair value for notes payable with floating interest rates and promissory notes approximate the unpaid principal balances on such notes.

Note 4 - Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE D - Federal Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax liabilities and assets as of December 31 are as follows:

	2011	2010
Deferred tax liabilities:
Policy acquisition costs	$3,303,307	$3,743,204
Net unrealized gain on available-for-sale securities	10,805,092	6,279,267
Due premiums	1,288,335	1,313,126
Other	865,299	772,769
Total deferred tax liabilities	$16,262,033	$12,108,366

Deferred tax assets:
Benefit reserves	$2,507,315	$2,081,189
Remaining 807(f) reserve adjustment	-	147,410
Other policyholder funds	362,143	373,270
AMT credit carryforwards	494,094	433,527
Accrued pension liability	3,245,993	1,906,255
Other-than-temporary impairments	36,153	342,830
Other	290,398	224,941
Total deferred tax assets	$6,936,096	$5,509,422
Net deferred tax liabilities	$9,325,937	$6,598,944

The Company periodically reviews its gross deferred tax assets for recoverability.  At December 31, 2011 and 2010, the Company is able to demonstrate that the benefit of its gross deferred tax assets is fully recoverable.

The reconciliation of income tax attributable to operations computed at the federal statutory tax rate to income tax expense is as follows:

	2011		2010

Statutory federal income tax rate	34.0%		34.0%
Small life insurance company deduction	(50.8)		-
Dividends-received deduction	(4.5)		(0.6)
Defined contribution plan dividend	(4.3)		(0.4)
Book vs tax basis bond difference	(13.0)		(3.2)
Nondeductible COLI expense	(15.6)		(1.9)
Life insurance proceeds	-		(8.7)
Rate differential on realized loss	16.6		6.1
Nondeductible travel & meals expense	3.1		0.4
Implied interest on structured note	2.9		-
NOL utilized in carryback return	15.0		-
Other	2.3		4.9

Effective income tax rate	(14.3	) %	30.6%

We file U.S. federal income tax returns and income tax returns in various state jurisdictions. Our 2008 through 2011 U.S. federal tax years remain subject to income tax examination by tax authorities.  We have no known uncertain tax benefits within our provision for income taxes. In addition, we do not believe the Company will be subject to any penalties or interest relative to any open tax years and, therefore, have not accrued any such amounts.  However, should such a circumstance arise, it is our policy to classify any interest and penalties (if applicable) as income tax expense in the Consolidated Financial Statements.

The Company made income tax payments of $268,325 and $260,486 relative to the 2011 and 2010 tax years, respectively.

Note 5 - Notes Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE E - Notes Payable

Effective September 29, 2011, the Company renewed its line of credit for At Need Funding, maturing on September 29, 2013. The line of credit was reduced from $2,000,000 to $1,000,000 under the renewal. This line of credit is used for the purpose of funding at-need funerals secured by the assignment of verified, incontestable life insurance policies. Effective September 27, 2011, the Company renewed its $150,000 operating line of credit, maturing on September 27, 2013. These lines of credit require interest to be paid monthly at the prime rate, with a floor of 3.25%.

On June 1, 2005, the Company renewed its existing bank note in the amount of $1,434,257 with interest to be paid monthly at a rate of 1% under the prime rate. In conjunction with this note, the Company purchased an interest rate cap to hedge exposure to interest rate risk. The interest rate cap limited the interest rate that could be charged over the remaining term to 6.5%. During the second quarter of 2010, we made our final payment on this bank note. Interest expense and interest paid on this note during 2010 were $701 and $1,013, respectively.

On February 3, 2005, Investors Heritage Capital borrowed $3,650,000 to finance the purchase of certain home office property previously owned by Investors Heritage Life at a purchase price of $3,650,000. The note is an amortizing loan with a fixed interest rate of 5.05% and with a maturity date of March 1, 2015. The proceeds received by Investors Heritage Life were used to repay their surplus notes to Investors Heritage Capital. Additionally, Investors Heritage Capital used such proceeds to repay the $3,000,000 bank note outstanding at December 31, 2004. This transaction was approved by the Kentucky Department of Insurance.

On February 4, 2008, the Company issued a promissory note in the amount of $135,600 with an interest rate of 4%, due February 4, 2012. This note was issued in exchange for a block of common stock from one of its stockholders under the right of first refusal. The Company paid off the balance on this note in early 2011 as allowed under the note. Interest expense and interest paid on this note during 2011 were $266 and $2,818, respectively.

Information relative to the Company’s notes payable at December 31, 2011 and 2010 is as follows:

2011	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$1,392,966	5.05%	3/1/2015	$79,330	$80,949
At Need Funding line of credit	388,371	3.25%	9/29/2013	7,647	7,645

2010	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$1,777,655	5.05%	3/1/2015	$98,315	$99,854
At Need Funding line of credit	685,842	3.25%	9/29/2011	20,655	20,687
Promissory note	70,458	4.00%	2/4/2012	2,944	4,147

Note 6 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE F - Employee Benefit Plans

The Company sponsors a noncontributory pension plan which covers substantially all employees.  Benefits are based on years of service and the highest consecutive 60 months average earnings within the last 120 months of credited service.  Benefits are funded based on actuarially-determined amounts.

The following table provides additional details for the Company on a consolidated basis as of December 31.

	2011	2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$18,811,475	$15,571,330
Service cost	498,989	431,993
Interest cost	1,123,196	1,003,940
Actuarial (gain) loss	4,209,766	2,348,817
Benefits paid	(545,018)	(544,605)
Benefit obligation at end of year	$24,098,408	$18,811,475

Change in plan assets:
Fair value of plan assets at beginning of year	$13,204,844	$11,267,073
Actual return on plan assets	451,544	1,432,376
Employer contributions	1,440,000	1,050,000
Benefits paid	(545,018)	(544,605)
Fair value of plan assets at end of year	$14,551,370	$13,204,844

Funded status	$(9,547,038)	$(5,606,631)
Unrecognized net actuarial loss	-	-
Accrued pension liability	$(9,547,038)	$(5,606,631)

Components of net periodic benefit cost:
Service cost	$498,989	$431,993
Interest cost	1,123,196	1,003,940
Expected return on plan assets	(1,098,269)	(969,003)
Recognized actuarial net loss	705,713	486,127
Net periodic benefit cost	$1,229,629	$953,057

Accumulated benefit obligation	$22,090,615	$17,066,852

The portion of the accrued pension liability included in accumulated other comprehensive loss at December 31, 2011 is $10,195,608, which has been recorded net of related tax of $3,466,507. The portion of the accrued pension liability included in accumulated other comprehensive income at December 31, 2010 is $6,044,830, which has been recorded net of related tax of $2,055,242. These amounts are solely the result of unamortized actuarial net losses not yet amortized into income.

Amounts recognized in other comprehensive income (loss) for the year ended December 31 are as follows:

	2011	2010
Net gain (loss)	$(4,856,491)	$(1,885,444)
Amortization of actuarial net loss	705,713	486,127
	(4,150,778)	(1,399,317)
Deferred federal income tax	1,411,265	475,768
Total recognized in other comprehensive income	$(2,739,513)	$(923,549)

The estimated net loss that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2012 is $993,441.

Weighted-average actuarial assumptions used at December 31, 2011 and 2010 to determine benefit obligations and net periodic benefit cost are as follows:

	December 31
	2011	2010
Discount rate	4.50%	5.50%
Expected return on plan assets	8.50%	8.50%
Rate of compensation increases	3.00%	3.00%

The long-term rate of return for plan assets is determined based on an analysis of historical returns on invested assets, anticipated future fixed income, equity investment markets, and diversification needs.  Long term trends are evaluated relative to current market factors such as inflation, interest rates and investment strategies, including risk management, in order to assess the assumptions as applied to the plan.

The Company employs a conservative investment strategy whereby the majority of invested assets are held in appropriate investments for defined benefit pension plans, including a small portion of plan assets held in common stock of the Company. The Company uses an independent third party to administer its retirement plan. At December 31, 2011, the assets of the plan consisted of the trust account that is invested in a diversified assortment of mutual fund investments having a combined fair market value of $14,055,370 and 31,000 shares of Company common stock with a fair value of $496,000. At December 31, 2010, the assets of the plan consisted of mutual fund investments at a combined fair market value of $12,631,344 and 31,000 shares of Company common stock with a fair value of $573,500. Mutual fund investments held by the plan at December 31, 2011 and 2010 are considered Level 1 assets and are valued based on quoted market prices in an active market. Shares of Company common stock held by the plan at December 31, 2011 and 2010 are considered Level 2 assets and are valued based on observable inputs, such as quoted prices in markets with limited activity. Dividends of $5,580 and $4,030 were paid to the plan in 2011 and 2010, respectively, on the Company common stock. The plan made no purchases or sales of Company common stock during 2011 or 2010.

A summary of the allocation of plan assets by investment type as of December 31, 2011 and 2010 is as follows:

	December 31
	2011	2010
Equity mutual fund securities	44%	33%
Debt mutual fund securities	53%	63%
Company common stock	3%	4%

The Company expects to contribute approximately $1,440,000 to its pension plan in 2012.

The following benefit payments, which reflect expected future service, are expected to be paid:

	2012	2013	2014	2015	2016	2017-2021

Pension benefits	$1,317,000	$851,000	$1,350,000	$2,105,000	$1,337,000	$7,043,000

The Company also sponsors a 401(k) defined contribution plan, which was amended on November 27, 2002 to adopt the provisions of a 403(b) plan. Employees have the option to invest in Company stock or select mutual funds. The Company matches 100% of employee contributions invested in the Company’s stock. At December 31, 2011, the plan held Company stock of 343,370 shares with a fair value of $5,493,923 and various mutual funds with a total fair value of $586,379. At December 31, 2010, the plan held Company stock of 334,875 shares with a fair value of $6,195,191 and various mutual funds with a total fair value of $377,366. Matching contributions to the plan expensed for 2011 and 2010 were $279,348 and $265,806, respectively. Dividends paid to the plan on Company stock in 2011 and 2010 were $60,514 and $42,215, respectively.

In addition, the Company sponsors a deferred compensation plan for selected executive officers.  The Company matches officer contributions to the plan. Executive officers may participate in the deferred compensation plan and/or the 401(k) plan. At December 31, 2011, plan assets consisted of 19,585 shares of the Company’s common stock with a fair market value of $313,360 and cash equivalents totaling $7,736. At December 31, 2010, plan assets consisted of 18,185 shares of the Company’s common stock with a fair market value of $336,424 and cash equivalents totaling $1,464. Matching contributions to the plan expensed for 2011 and 2010 were $17,750 and $17,317, respectively. Dividends paid to the plan on Company stock in 2011 and 2010 were $3,309 and $2,208, respectively.

Note 7 - Stockholders' Equity and Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE G - Stockholders' Equity and Dividend Restrictions

Statutory restrictions limit the amount of dividends which may be paid by Investors Heritage Life.  Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory net gain from operations for the preceding year.  For 2012, the maximum dividend that Investors Heritage Life can pay to Investors Heritage Capital without regulatory approval is $1,103,165.

Note 8 - Statutory Accounting Practices	12 Months Ended
Dec. 31, 2011
Statutory Accounting Practices [Text Block]
NOTE H - Statutory Accounting Practices

Investors Heritage Life's statutory-basis capital and surplus was $19,538,234 and $19,392,760 at December 31, 2011 and 2010, respectively.  Statutory-basis net income was $1,690,216 and $2,446,651 for 2011 and 2010, respectively.

Principal adjustments to statutory amounts to derive GAAP amounts include: a) costs of acquiring new policies are deferred and amortized; b) benefit reserves are calculated using more realistic investment, mortality and withdrawal assumptions; c) changes in deferred taxes associated with timing differences are recorded in net income rather than directly to equity; d) value of business acquired and goodwill established for acquired companies differ from admitted statutory goodwill; e) accounting for certain investments in debt securities is at fair value with unrealized gains and losses reported as a separate component of equity; and f) statutory asset valuation reserves and interest maintenance reserves are eliminated.

Note 9 - Segment Data	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE I - Segment Data

Beginning in 2011, the Company has revised its reporting segments slightly to reclass certain intercompany eliminations against various segments rather than allocating all eliminations to the Corporate and other segment. Accordingly, the 2010 amounts presented within this footnote have been revised to correlate with the 2011 segment methodology.

The Company operates in four segments as shown in the following table.  All segments include both individual and group insurance.  Identifiable revenues, expenses and assets are assigned directly to the applicable segment.  Net investment income, realized gains and losses, and invested assets are generally allocated to the insurance and the corporate segments in proportion to policy liabilities and stockholders' equity, respectively.  Certain assets, such as property and equipment and leased property under capital leases, are allocated between the Administrative and financial services segment and the Corporate and other segment.  Investors Heritage Financial revenue and income associated with credit administrative services is assigned to the Administrative and financial services segment, along with fees relative to third party administrative services.  Any remaining revenue and income is assigned to the Corporate and other segment.  Results for the parent company, Investors Heritage Printing, At Need Funding and Heritage Funding are allocated to the Corporate and other segment.

	2011	2010
	(000's omitted)
Revenue:
Preneed and burial products	$139,261	$45,712
Traditional and universal life products	16,854	11,453
Administrative and financial services	1,536	1,222
Corporate and other	793	1,762
	$158,444	$60,149

Pre-tax income (loss) from operations:
Preneed and burial products	$(741)	$1,673
Traditional and universal life products	857	789
Administrative and financial services	329	299
Corporate and other	38	755
	$483	$3,516

Assets:
Preneed and burial products	$378,882	$282,762
Traditional and universal life products	79,704	69,029
Administrative and financial services	10,771	9,959
Corporate and other	82,488	68,839
	$551,845	$430,589

Amortization and depreciation expense:
Preneed and burial products	$5,023	$4,877
Traditional and universal life products	2,045	834
Administrative and financial services	100	169
Corporate and other	199	182
	$7,367	$6,062

Included in Corporate and other revenue and pre-tax income above and as a component of other income in the consolidated income statement for 2010 is $902,676 of net life insurance proceeds received under a company-owned life insurance policy upon the death of a former member of management.

Note 10 - Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Text Block]
NOTE J - Reinsurance

The Company ceded 100% of the risks associated with its credit life and accident insurance written during 2011 and 2010 through coinsurance agreements with various companies. The Company administers the ceded credit life and accident insurance for an agreed-upon fee. During 2011 and 2010, the Company received $280,406 and $276,222, respectively, of fee income associated with these reinsurance arrangements, which is recognized in the administrative and financial services segment in the preceding table in Note I. Ceded benefit and claim reserves associated with these reinsurance arrangements at December 31, 2011 and 2010 were $9,707,159 and $8,950,353, respectively. Additionally, unearned premium reserves were reduced by $9,563,857 and $8,720,398 at December 31, 2011 and 2010, respectively, for credit-related reinsurance transactions. The Company utilizes yearly renewable term reinsurance to cede life insurance coverage in excess of its retention limit, which is set at $25,000.

Investors Heritage Life cedes 85% of life and annuity policy obligations assumed from Franklin American Life Insurance Company to Scottish Annuity and Life Insurance Company (Cayman) Ltd. Benefit reserves ceded to Scottish and included in the amounts recoverable from reinsurers approximated $23,783,000 and $24,876,000 at December 31, 2011 and 2010, respectively. An escrow account has been established by Scottish to secure Investors Heritage Life's ceded benefit obligations.

At December 31, 2011, the Company held $3,630,175 as a payable to Puritan Life Insurance Company (“Puritan”) under a new coinsurance agreement executed during 2011. The Company held these funds at year end until Puritan established a trust account in Kentucky to secure the reserves ceded under this agreement. These funds have been dispersed into the trust account subsequent to year end. This liability was included within other liabilities on the balance sheet at December 31, 2011.

Reinsurance ceded and assumed amounts included in the consolidated statements of income are as follows:

	2011	2010

Premiums ceded	$15,855,869	$8,672,353
Premiums assumed	5,869,332	4,532,173
Commission and expense allowances	4,138,849	2,996,441
Benefit recoveries	6,495,183	7,657,835

The Company remains contingently liable on all ceded insurance should any reinsurer be unable to meet their obligations.

Note 11 - Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingencies Disclosure [Text Block]
NOTE K - Contingent Liabilities

The Company is named as a defendant in several legal actions arising primarily from claims made under insurance policies.  Management and its legal counsel are of the opinion that the settlement of those actions will not have a material adverse effect on the financial position or results of operations.

In most of the states in which the Company is licensed to do business, guaranty fund assessments may be taken as a credit against premium taxes over a five-year period.  These assessments, brought about by the insolvency of life and health insurers, are levied at the discretion of the various state guaranty fund associations to cover association obligations.  It is management's opinion that the effect of any future assessments would not be material to the financial position or results of operations of the Company because of the use of premium tax offsets.

Note 12 - Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Text Block]
NOTE L - Acquisitions

During the third quarter of 2011, we assumed the covered obligations of the Texas Life, Accident, Health, and Hospital Service Insurance Guaranty Association related to a block of preneed policies originally issued by Memorial Service Life Insurance Company. We received cash in exchange for assuming the covered obligations.  We assumed estimated net policy liabilities totaling approximately $93,904,000 in exchange for cash totaling approximately $93,909,000. Given that the liabilities assumed approximated the consideration received, we did not establish an asset for value of business acquired. The total consideration received from this assumption is shown on the income statement as “Consideration on reinsurance assumed” while the associated policy liabilities are included within “Increase in benefit reserves and unearned premiums.”

During the third quarter of 2010, we assumed the covered obligations of the Texas Life, Accident, Health, and Hospital Service Insurance Guaranty Association related to a block of preneed policies originally issued by Texas Memorial Life Insurance Company. We received cash in exchange for assuming the covered obligations. We received cash of $2,888,662 and assumed liabilities totaling $3,810,018, with an asset recognized for value of business acquired of $921,356. The total consideration received from this assumption is shown on the income statement as “Consideration on reinsurance assumed” while the associated policy liabilities are included within “Increase in benefit reserves and unearned premiums.” The value of business acquired is being amortized in proportion with the expected profit generated on the underlying life insurance policies (which approximates a weighted average of 3.4 years).